Other Financial Instruments and Fair Value Measurements (Details) - USD ($) $ in Millions		Apr. 30, 2018	Apr. 30, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ (4,688.0)	$ (4,944.5)
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities and other investments		45.8	47.3
Derivative financial instruments – net		9.7	(12.9)
Long-term debt		(4,688.0)	(4,944.5)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities and other investments		45.8	47.3
Derivative financial instruments – net		9.7	(12.9)
Long-term debt		$ (4,579.8)	$ (5,023.8)

[1]	Represents the carrying amount included in the Consolidated Balance Sheets, which includes the impact of terminated interest rate contracts, offering discounts, and capitalized debt issuance costs.